UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-08266

Exact name of registrant as specified in charter:	The India Fund, Inc.

Address of principal executive offices:	1735 Market Street, 32nd Floor
Philadelphia, PA 19103

Name and address of agent for service:	Ms. Andrea Melia
Aberdeen Asset Management Inc.
1735 Market Street 32nd Floor
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	866-839-5205

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2014

Item 1. Schedule of Investments – The schedule of investments as of the close of the reporting period ended September 30, 2014 is filed herewith.

Portfolio of Investments (unaudited)

As of September 30, 2014

Shares	Description	Value (US$)
LONG-TERM INVESTMENTS - 99.3%
COMMON STOCKS - 99.3%
INDIA - 99.3%
AUTO COMPONENTS - 3.7%
133,581	Bosch Ltd.(a)	$32,213,875

AUTOMOBILES - 4.7%
899,000	Hero MotoCorp Ltd.(a)	41,172,470

BANKS - 11.3%
2,300,000	HDFC Bank Ltd.(a)	32,309,779
2,738,000	ICICI Bank Ltd.(a)	63,424,128
230,663	Kotak Mahindra Bank Ltd.(a)	3,758,329

		99,492,236

CHEMICALS - 3.0%
2,552,000	Asian Paints Ltd.(a)	25,973,654

CONSTRUCTION MATERIALS - 11.8%
592,000	ACC Ltd.(a)	13,436,749
10,301,000	Ambuja Cements Ltd.(a)	35,373,782
250,085	Grasim Industries Ltd.(a)	14,290,018
943,000	UltraTech Cement Ltd.(a)	39,935,342

		103,035,891

ELECTRIC UTILITIES - 1.4%
8,949,000	Tata Power Co. Ltd.(a)	11,974,400

ELECTRICAL EQUIPMENT - 1.0%
499,224	ABB India Ltd.(a)	9,280,780

FOOD PRODUCTS - 3.5%
320,118	Nestle India Ltd.	30,933,682

GAS UTILITIES - 2.2%
2,679,000	GAIL India Ltd.(a)	19,300,969

HOUSEHOLD PRODUCTS - 4.1%
2,970,221	Hindustan Unilever Ltd.(a)	35,893,814

INFORMATION TECHNOLOGY SERVICES - 18.8%
115,303	CMC Ltd.	4,137,167
1,114,000	Infosys Ltd.(a)	67,748,966
2,600,000	MphasiS Ltd.	18,102,332
1,681,000	Tata Consultancy Services Ltd.(a)	74,409,657

		164,398,122

MACHINERY - 0.9%
415,430	Cummins India Ltd.(a)	4,522,183
237,758	Thermax Ltd.	3,522,483

		8,044,666

PERSONAL PRODUCTS - 3.9%
2,144,014	Godrej Consumer Products Ltd.(a)	33,867,316

PHARMACEUTICALS - 6.9%
194,107	GlaxoSmithKline Pharmaceuticals Ltd.	8,894,476
1,000,000	Lupin Ltd.(a)	22,529,656
981,000	Piramal Enterprises Ltd.	12,103,659

See Notes to Portfolio of Investments.

The India Fund, Inc.

Portfolio of Investments (unaudited) (concluded)

As of September 30, 2014

Shares	Description	Value (US$)
LONG-TERM INVESTMENTS (continued)
COMMON STOCKS (continued)
320,000	Sanofi India Ltd.	$16,787,565

		60,315,356

ROAD & RAIL - 3.5%
1,397,000	Container Corp. of India Ltd.(a)	30,569,714

TEXTILES, APPAREL & LUXURY GOODS - 1.6%
2,090,104	Titan Co., Ltd.(a)	13,798,015

THRIFTS & MORTGAGE FINANCE - 9.2%
4,767,000	Housing Development Finance Corp. Ltd.(a)	81,112,525

TOBACCO - 5.9%
8,666,000	ITC Ltd.(a)	51,950,241

WIRELESS TELECOMMUNICATION SERVICES - 1.9%
2,552,876	Bharti Airtel Ltd.(a)	16,778,425

Total Common Stocks		870,106,151

Total Long-Term Investments - 99.3% (cost $444,931,874)		870,106,151

Total Investments - 99.3% (cost $444,931,874)(b)		870,106,151

Other Assets in Excess of Liabilities - 0.7%		5,810,875

Net Assets - 100.0%		$875,917,026

(a)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Board of Directors. See Note (a) of the accompanying Notes to Portfolio of Investments.

(b)	See Notes to Portfolio of Investments for tax unrealized appreciation/depreciation of securities.

See Notes to Portfolio of Investments.

The India Fund, Inc.

Notes to Portfolio of Investments (unaudited)

September 30, 2014

Summary of Significant Accounting Policies

a.	Security Valuation:

The Fund values its securities at current market value or fair value consistent with regulatory requirements. “Fair value” is defined in the Fund’s valuation and liquidity procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to contract at the measurement date.

Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. The Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at NASDAQ official closing price. Closed-end funds and exchange-traded funds (“ETFs”) are valued at the market price of the security at the Valuation Time. A security using any of these pricing methodologies is determined to be a Level 1 investment.

Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing the Fund’s portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.

In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closed before the Valuation Time), the security is valued at fair value as determined by the Fund’s Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Fund’s Board of Directors. A security that has been fair valued by the Pricing Committee may be classified as Level 2 or 3 depending on the nature of the inputs.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1 measurements to valuations based upon unadjusted quoted prices in active markets for identical assets. Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for identical assets, and Level 3 measurements to valuations based upon unobservable inputs that are significant to the valuation. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. The three-level hierarchy of inputs is summarized below:

Level 1 – quoted prices in active markets for identical investments;

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk); or

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The India Fund, Inc.

Notes to Portfolio of Investments (unaudited) (concluded)

September 30, 2014

The following is a summary of the inputs used as of September 30, 2014 in valuing the Fund’s investments at fair value. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Refer to the Portfolio of Investments for a detailed breakout of the security types:

	Level 1	Level 2	Level 3	Total

Investments, at Value
Long-Term Investments
Food Products	$30,933,682	$—	$—	$30,933,682
Information Technology Services	22,239,499	142,158,623	—	164,398,122
Machinery	3,522,483	4,522,183	—	8,044,666
Pharmaceuticals	37,785,700	22,529,656	—	60,315,356
Other	—	606,414,325	—	606,414,325

Total	$94,481,364	$775,624,787	$—	$870,106,151

Amounts listed as “—” are $0 or round to $0.

The Fund held no Level 3 securities at September 30, 2014.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing transfers at the end of each period. The utilization of valuation factors may result in transfers between Level 1 and Level 2. For the period ended September 30, 2014, the securities issued by CMC Ltd., Sanofi India Ltd., MphasiS Ltd., and Piramal Enterprises Ltd., in the amounts of $4,137,167, $16,787,565, $18,102,332, and $12,103,659, respectively, transferred from Level 2 to Level 1 because no valuation factor was applied at September 30, 2014. During the period ended September 30, 2014, securities issued by Container Corp. of India Ltd. in the amount of $30,569,714, transferred from Level 1 to Level 2 because there was a valuation factor applied at September 30, 2014. For the period ended September 30, 2014, there have been no significant changes to the fair valuation methodologies.

b.	Federal Income Taxes:

The U.S. federal income tax basis of the Fund’s investments and the net unrealized appreciation as of September 30, 2014 were as follows:

Cost	Appreciation	Depreciation	Net Unrealized Appreciation
$444,931,874	$430,546,451	$(5,372,174)	$425,174,277

The India Fund, Inc.

Item 2.	Controls and Procedures

a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits

a)	Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The India Fund, Inc.;

BY:	/s/ Alan Goodson
Alan Goodson, Principal Executive Officer of The India Fund, Inc.

Date: November 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

BY:	/s/ Alan Goodson
Alan Goodson, Principal Executive Officer of The India Fund, Inc.

Date: November 25, 2014

BY:	/s/ Andrea Melia
Andrea Melia, Principal Financial Officer of The India Fund, Inc.

Date: November 25, 2014